Selling, General and Administrative Expenses - Schedule of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Included in Selling Expenses [Abstract]
Commission expense	€ (160)	€ (2,429)
Included in General and Administrative Expenses [Abstract]
Personnel expenses	(4,737)	(1,314)
Travel costs	(370)	(83)
Intellectual property	(726)	(699)
Legal costs	(1,761)	(2,250)
Licenses	(9)
Finance and administration	(3,702)	(1,624)
IT	(35)	(10)
Rent and office services	(95)	(77)
Marketing and communication	(381)	(487)
Insurance	(928)	(8)
Depreciation and amortization	(34)	(36)
Commercial costs	(611)
Business development	(10)	(132)
Board fees	(157)	(40)
Miscellaneous	(20)	(105)
Total selling, general and administrative expenses	€ (13,736)	€ (9,294)